BANK LOAN (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Bank loan principal amount	$ 0	$ 211,440
Secured [Member] | Trusts From VRDR [Member]
Interest fixed rate, per annum	5.25%
Interest expense	$ 10,879	$ 13,640
Bank loan principal amount	$ 250,000